Quarterly Holdings Report
for
Fidelity® Series Sustainable Emerging Markets Fund
July 31, 2026
SMK-NPRT3-0926
1.9908945.103
Common Stocks - 96.8%
	Shares	Value ($)
ARGENTINA - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
YPF SA Class D ADR (a)	1,584	83,223
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Anglogold Ashanti Plc	567	44,974
Anglogold Ashanti Plc (South Africa)	1,484	112,225

TOTAL AUSTRALIA		157,199
BRAZIL - 3.9%
Consumer Discretionary - 0.9%
Household Durables - 0.1%
Construtora Tenda S/A	1,753	10,489
Cury Construtora e Incorporadora SA	1,920	11,397
		21,886
Specialty Retail - 0.8%
Vibra Energia SA	25,892	184,135
Textiles, Apparel & Luxury Goods - 0.0%
Azzas 2154 SA	3,890	12,600
TOTAL CONSUMER DISCRETIONARY		218,621
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PRIO SA/Brazil (a)	6,233	74,821
Financials - 1.4%
Banks - 0.5%
Itau Unibanco Holding SA ADR	11,090	93,821
Capital Markets - 0.9%
B3 SA - Brasil Bolsa Balcao	51,363	159,384
XP Inc Class A	2,239	38,197
		197,581
TOTAL FINANCIALS		291,402
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	6,300	26,435
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	7,437	55,178
Localiza Rent a Car SA (PN)	1,273	9,174
TOTAL INDUSTRIALS		64,352
Materials - 0.3%
Metals & Mining - 0.2%
Metalurgica Gerdau SA	24,400	52,563
Paper & Forest Products - 0.1%
Dexco SA	20,825	20,951
TOTAL MATERIALS		73,514
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LOG Commercial Properties e Participacoes SA	5,616	28,173
Utilities - 0.5%
Electric Utilities - 0.3%
Axia Energia SA	5,841	60,863
Axia Energia SA Series C	455	4,668
		65,531
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,045	54,890
Cia de Saneamento de Minas Gerais Copasa MG	429	5,431
		60,321
TOTAL UTILITIES		125,852
TOTAL BRAZIL		903,170
CHILE - 0.8%
Financials - 0.3%
Banks - 0.3%
Banco de Chile	333,882	69,563
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	2,155	106,156
TOTAL CHILE		175,719
CHINA - 22.5%
Communication Services - 5.1%
Entertainment - 0.8%
Netease Inc	2,876	76,519
Netease Inc ADR	874	116,478
		192,997
Interactive Media & Services - 4.3%
Baidu Inc A Shares (a)	4,585	63,514
Baidu Inc Class A ADR (a)	309	34,333
Tencent Holdings Ltd	14,476	884,527
		982,374
TOTAL COMMUNICATION SERVICES		1,175,371
Consumer Discretionary - 4.9%
Automobile Components - 0.3%
Fuyao Glass Industry Group Co Ltd A Shares (China)	5,068	44,760
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	4,600	26,161
		70,921
Automobiles - 1.0%
BYD Co Ltd A Shares (China)	2,006	28,446
BYD Co Ltd H Shares	13,420	160,435
XPeng Inc A Shares (a)	7,027	45,579
		234,460
Broadline Retail - 2.6%
Alibaba Group Holding Ltd	33,327	507,684
Alibaba Group Holding Ltd ADR	67	8,190
JD.com Inc A Shares	3,827	62,954
JD.com Inc ADR	882	29,115
		607,943
Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group Inc	13,121	76,946
New Oriental Education & Technology Group Inc ADR	137	8,067
		85,013
Hotels, Restaurants & Leisure - 0.4%
H World Group Ltd ADR	671	28,645
Meituan B Shares (a)(b)(c)	2,018	23,825
Trip.com Group Ltd ADR (a)	18	846
Yum China Holdings Inc	1,035	49,867
		103,183
Textiles, Apparel & Luxury Goods - 0.2%
Laopu Gold Co Ltd H Shares	884	36,612
TOTAL CONSUMER DISCRETIONARY		1,138,132
Consumer Staples - 0.3%
Beverages - 0.3%
China Resources Beer Holdings Co Ltd	9,055	27,321
Kweichow Moutai Co Ltd A Shares (China)	268	53,556
TOTAL CONSUMER STAPLES		80,877
Financials - 5.5%
Banks - 3.1%
Bank of Ningbo Co Ltd A Shares (China)	17,026	80,394
China Construction Bank Corp H Shares	397,799	466,788
China Merchants Bank Co Ltd H Shares	14,989	97,284
Industrial & Commercial Bank of China Ltd H Shares	83,537	79,996
		724,462
Capital Markets - 0.2%
China International Capital Corp Ltd H Shares (b)(c)	14,763	40,661
Insurance - 2.2%
China Life Insurance Co Ltd H Shares	33,183	123,552
China Pacific Insurance Group Co Ltd H Shares	9,727	37,904
PICC Property & Casualty Co Ltd H Shares	7,985	16,698
Ping An Insurance Group Co of China Ltd H Shares	44,340	331,254
		509,408
TOTAL FINANCIALS		1,274,531
Health Care - 1.8%
Biotechnology - 0.4%
Innovent Biologics Inc (a)(b)(c)	7,701	85,137
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (a)	191	11,783
Zai Lab Ltd (a)	2,945	5,366
		102,286
Life Sciences Tools & Services - 0.9%
Wuxi Apptec Co Ltd A Shares (China)	3,875	73,655
Wuxi Apptec Co Ltd H Shares (b)(c)	5,540	113,522
WuXi XDC Cayman Inc (a)	1,000	6,605
		193,782
Pharmaceuticals - 0.5%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	19,345	79,379
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	4,072	32,599
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	2,048	14,911
		126,889
TOTAL HEALTH CARE		422,957
Industrials - 2.2%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	32,507	22,466
Electrical Equipment - 1.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,777	221,303
Hongfa Technology Co Ltd A Shares (China)	4,730	24,875
Ningbo Deye Technology Corp A Shares (China)	2,620	31,765
Sieyuan Electric Co Ltd A Shares (China)	400	9,266
		287,209
Machinery - 0.8%
Airtac International Group	1,390	56,322
Sany Heavy Industry Co Ltd A Shares (China)	1,636	4,980
Shenzhen Inovance Technology Co Ltd A Shares (China)	6,469	61,385
Weichai Power Co Ltd H Shares	4,991	20,963
Yangzijiang Shipbuilding (Holdings) Ltd	17,381	53,056
		196,706
TOTAL INDUSTRIALS		506,381
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 0.4%
Luxshare Precision Industry Co Ltd A Shares (China)	6,000	51,103
Shengyi Technology Co Ltd A Shares (China)	1,700	26,567
Victory Giant Technology Huizhou Co Ltd H Shares	571	13,426
		91,096
Semiconductors & Semiconductor Equipment - 0.9%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	2,587	131,553
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	105	3,683
Hua Hong Grace Semiconductor Ltd (a)(b)(c)	1,171	19,157
Hygon Information Technology Co Ltd A Shares (China)	279	11,441
Montage Technology Co Ltd A Shares (China)	958	29,022
NAURA Technology Group Co Ltd A Shares (China)	200	20,307
		215,163
TOTAL INFORMATION TECHNOLOGY		306,259
Materials - 0.8%
Construction Materials - 0.1%
China Jushi Co Ltd A Shares (China)	3,179	17,760
Metals & Mining - 0.7%
Aluminum Corp of China Ltd A Shares (China)	20,000	28,429
MMG Ltd (a)	128,846	137,843
		166,272
TOTAL MATERIALS		184,032
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
China Overseas Land & Investment Ltd	4,949	8,525
China Resources Land Ltd	6,021	25,489
TOTAL REAL ESTATE		34,014
Utilities - 0.5%
Gas Utilities - 0.5%
ENN Energy Holdings Ltd	10,594	63,410
Kunlun Energy Co Ltd	52,866	48,805
TOTAL UTILITIES		112,215
TOTAL CHINA		5,234,769
FRANCE - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	257	57,998
GREECE - 0.8%
Financials - 0.8%
Banks - 0.8%
Alpha Bank SA	7,328	36,049
Piraeus Bank SA	13,410	154,637

TOTAL GREECE		190,686
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	1,081	40,316
INDIA - 9.0%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	1,798	37,155
Consumer Discretionary - 1.1%
Automobiles - 0.8%
Mahindra & Mahindra Ltd	5,230	186,277
Hotels, Restaurants & Leisure - 0.3%
MakeMyTrip Ltd (a)	1,030	58,658
TOTAL CONSUMER DISCRETIONARY		244,935
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Reliance Industries Ltd	12,945	177,282
Financials - 5.7%
Banks - 3.6%
Axis Bank Ltd	12,064	155,393
HDFC Bank Ltd/Gift City	46,078	360,969
ICICI Bank Ltd	18,704	281,179
State Bank of India	2,971	31,984
		829,525
Consumer Finance - 1.6%
Bajaj Finance Ltd	19,818	236,973
Shriram Finance Ltd	12,051	132,115
		369,088
Insurance - 0.5%
HDFC Life Insurance Co Ltd (b)(c)	21,077	121,133
TOTAL FINANCIALS		1,319,746
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	458	38,674
Industrials - 0.5%
Aerospace & Defense - 0.0%
Bharat Electronics Ltd	1,790	7,277
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	2,541	104,834
TOTAL INDUSTRIALS		112,111
Information Technology - 0.2%
IT Services - 0.2%
Infosys Ltd	1,841	21,875
Infosys Ltd ADR	2,647	31,843
TOTAL INFORMATION TECHNOLOGY		53,718
Real Estate - 0.3%
Office REITs - 0.2%
Embassy Office Parks REIT	11,043	50,698
Real Estate Management & Development - 0.1%
Godrej Properties Ltd	525	11,588
Sunteck Realty Ltd	2,464	7,809
		19,397
TOTAL REAL ESTATE		70,095
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NHPC Ltd	47,659	39,331
TOTAL INDIA		2,093,047
INDONESIA - 0.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	107,011	15,623
Consumer Staples - 0.3%
Food Products - 0.3%
First Resources Ltd	28,845	75,562
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	165,725	58,082
Bank Syariah Indonesia Persero Tbk PT	176,737	17,852
TOTAL FINANCIALS		75,934
Materials - 0.1%
Metals & Mining - 0.1%
ANTAM Persero Tbk PT	132,799	21,164
TOTAL INDONESIA		188,283
ITALY - 0.3%
Consumer Staples - 0.3%
Beverages - 0.3%
Coca-Cola HBC AG	895	60,432
KOREA (SOUTH) - 19.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
KT Corp	979	34,870
Entertainment - 0.2%
HYBE Co Ltd	320	37,011
Interactive Media & Services - 0.3%
NAVER Corp	341	48,234
Wireless Telecommunication Services - 0.1%
SK Telecom Co Ltd	570	31,824
TOTAL COMMUNICATION SERVICES		151,939
Consumer Discretionary - 0.4%
Automobiles - 0.1%
Kia Corp	380	33,851
Household Durables - 0.3%
Coway Co Ltd	1,088	68,104
TOTAL CONSUMER DISCRETIONARY		101,955
Consumer Staples - 0.0%
Personal Care Products - 0.0%
APR Corp/Korea	53	11,622
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
S-Oil Corp	385	34,067
Financials - 2.6%
Banks - 2.5%
KB Financial Group Inc	2,378	274,984
Shinhan Financial Group Co Ltd	1,747	119,825
Woori Financial Group Inc	7,737	176,964
		571,773
Insurance - 0.1%
Samsung Life Insurance Co Ltd	130	26,924
TOTAL FINANCIALS		598,697
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Samsung Biologics Co Ltd (a)(b)(c)	65	66,074
Industrials - 1.4%
Aerospace & Defense - 0.2%
Korea Aerospace Industries Ltd	553	48,647
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	296	40,109
Commercial Services & Supplies - 0.2%
HD Hyundai Marine Solution Co Ltd	387	48,562
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (a)	436	19,742
LS Electric Co Ltd	238	29,610
		49,352
Industrial Conglomerates - 0.6%
LG Corp	903	61,857
SK Square Co Ltd	97	65,901
		127,758
TOTAL INDUSTRIALS		314,428
Information Technology - 13.8%
Electronic Equipment, Instruments & Components - 0.5%
Samsung Electro-Mechanics Co Ltd	148	111,741
Semiconductors & Semiconductor Equipment - 6.0%
Eugene Technology Co Ltd	87	6,485
SK Hynix Inc	1,243	1,394,730
		1,401,215
Technology Hardware, Storage & Peripherals - 7.3%
Samsung Electronics Co Ltd	9,931	1,707,857
TOTAL INFORMATION TECHNOLOGY		3,220,813
TOTAL KOREA (SOUTH)		4,499,595
MALAYSIA - 0.7%
Financials - 0.7%
Banks - 0.7%
CIMB Group Holdings Bhd	82,823	159,947
MEXICO - 2.4%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series B	76,311	97,242
Consumer Staples - 0.2%
Beverages - 0.2%
Arca Continental SAB de CV	2,920	33,460
Consumer Staples Distribution & Retail - 0.0%
Wal-Mart de Mexico SAB de CV Series V	1,736	5,037
Food Products - 0.0%
Gruma SAB de CV Series B	219	3,265
TOTAL CONSUMER STAPLES		41,762
Financials - 0.9%
Banks - 0.9%
Grupo Financiero Banorte SAB de CV	17,891	207,199
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	563	12,239
Materials - 0.7%
Construction Materials - 0.7%
Cemex SAB de CV ADR	13,323	157,478
Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	6,567	11,826
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV	4,345	15,065
Corp Inmobiliaria Vesta SAB de CV ADR	197	6,795
		21,860
TOTAL REAL ESTATE		33,686
TOTAL MEXICO		549,606
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (b)(c)	93	1,670
PANAMA - 0.2%
Industrials - 0.2%
Passenger Airlines - 0.2%
Copa Holdings SA Class A	286	40,389
PHILIPPINES - 0.1%
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	14,023	3,862
SM Prime Holdings Inc	57,385	17,152

TOTAL PHILIPPINES		21,014
POLAND - 0.6%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (a)	259	17,326
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Allegro.eu SA (a)(b)(c)	10,861	130,789
TOTAL POLAND		148,115
PUERTO RICO - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	2,123	17,132
SAUDI ARABIA - 1.6%
Financials - 1.4%
Banks - 1.4%
Al Rajhi Bank	9,784	162,958
Saudi National Bank/The	16,194	169,034
TOTAL FINANCIALS		331,992
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Dr Sulaiman Al Habib Medical Services Group Co	585	36,606
TOTAL SAUDI ARABIA		368,598
SINGAPORE - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (a)	605	64,578
SOUTH AFRICA - 3.8%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	4,448	55,142
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Naspers Ltd Class N	3,297	173,233
Consumer Staples - 0.7%
Consumer Staples Distribution & Retail - 0.7%
Pick n Pay Stores Ltd (a)	21,906	25,306
Shoprite Holdings Ltd	7,847	136,483
TOTAL CONSUMER STAPLES		161,789
Financials - 1.8%
Banks - 1.0%
Capitec Bank Holdings Ltd	528	150,763
Standard Bank Group Ltd	3,912	77,896
		228,659
Financial Services - 0.8%
FirstRand Ltd	30,685	183,514
TOTAL FINANCIALS		412,173
Materials - 0.4%
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd	7,485	81,633
TOTAL SOUTH AFRICA		883,970
TAIWAN - 24.7%
Consumer Staples - 0.0%
Food Products - 0.0%
Uni-President Enterprises Corp	6,426	14,619
Financials - 1.7%
Banks - 1.7%
CTBC Financial Holding Co Ltd	119,496	238,617
TS Financial Holding Co Ltd	133,919	147,527
TOTAL FINANCIALS		386,144
Industrials - 0.5%
Electrical Equipment - 0.5%
Bizlink Holding Inc	1,856	118,225
Information Technology - 22.5%
Communications Equipment - 0.2%
Accton Technology Corp	807	52,332
Electronic Equipment, Instruments & Components - 2.7%
Chroma ATE Inc	935	58,770
Delta Electronics Inc	6,562	322,985
Elite Material Co Ltd	894	128,396
Hon Hai Precision Industry Co Ltd	2,155	16,465
Taiwan Union Technology Corp	308	10,317
Unimicron Technology Corp	3,391	79,600
		616,533
Semiconductors & Semiconductor Equipment - 19.5%
ASE Technology Holding Co Ltd	16,335	278,878
ASPEED Technology Inc	109	47,627
eMemory Technology Inc	492	36,982
MediaTek Inc	4,043	430,892
MPI Corp	26	4,140
Phoenix Silicon International Corp	2,871	21,303
Taiwan Semiconductor Manufacturing Co Ltd	49,651	3,674,156
Topco Scientific Co Ltd	2,265	34,589
WinWay Technology Co Ltd	20	3,512
		4,532,079
Technology Hardware, Storage & Peripherals - 0.1%
Wiwynn Corp	212	34,531
TOTAL INFORMATION TECHNOLOGY		5,235,475
TOTAL TAIWAN		5,754,463
THAILAND - 0.6%
Financials - 0.3%
Banks - 0.3%
Kasikornbank PCL	10,754	78,421
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL	12,601	23,919
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	36,897	40,407
TOTAL THAILAND		142,747
TURKEY - 0.7%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
BIM Birlesik Magazalar AS	5,448	44,742
Financials - 0.0%
Banks - 0.0%
Akbank TAS	219	292
Industrials - 0.5%
Aerospace & Defense - 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	16,486	118,739
TOTAL TURKEY		163,773
UNITED ARAB EMIRATES - 1.4%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	32,047	50,780
Financials - 1.0%
Banks - 1.0%
Abu Dhabi Commercial Bank PJSC	35,482	144,903
Abu Dhabi Islamic Bank PJSC	14,840	85,735
TOTAL FINANCIALS		230,638
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Emaar Properties PJSC	14,966	44,821
TOTAL UNITED ARAB EMIRATES		326,239
UNITED STATES - 0.7%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Tenaris SA ADR	620	35,544
Health Care - 0.3%
Biotechnology - 0.3%
BeOne Medicines Ltd ADR (a)	75	23,701
BeOne Medicines Ltd H Shares (a)	1,579	39,060
TOTAL HEALTH CARE		62,761
Materials - 0.3%
Construction Materials - 0.3%
Titan SA	1,232	74,089
TOTAL UNITED STATES		172,394
TOTAL COMMON STOCKS (Cost $16,505,505)		22,499,072

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
KOREA (SOUTH) - 0.3%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co Series 2	513	69,822
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9%	415	8,387
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $73,521)		78,209

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $615,316)	3.69	615,214	615,337

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $17,194,342)	23,192,618
NET OTHER ASSETS (LIABILITIES) - 0.3% (d)	70,086
NET ASSETS - 100.0%	23,262,704

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI Emerging Markets Index Contracts (United States)	4	9/2026	328,460	426

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $681,347 or 2.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $681,347 or 2.9% of net assets.

(d)	Includes $21,085 of cash collateral to cover margin requirements for futures contracts.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	888,169	7,061,244	7,334,131	16,380	34	21	615,337	615,214
	888,169	7,061,244	7,334,131	16,380	34	21	615,337

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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